Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Defined benefit plan funded status of plan
Below is the reconciliation of the beginning and ending balances of benefit obligations, fair value of plan assets and the funded status of our plans.

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$820	$1,290	$117	$136
Service cost	37	18	2	2
Interest cost	51	34	6	5
Plan amendment	—	—	(23)	(5)
Actuarial loss (gain)	41	39	—	(14)
Benefits paid	(65)	(39)	(13)	(6)
Curtailments	(45)	—	5	(1)
Settlements	(10)	—	—	—
Business acquisition (1)	1,546	—	93	—
Other (2)	(2)	(460)	—	—
Foreign currency translation adjustments	45	(62)	—	—
Benefit obligation at end of year	2,418	820	187	117

Change in plan assets:
Fair value of plan assets at beginning of year	567	915	—	—
Actual return on plan assets	152	43	—	—
Employer contributions	50	50	13	6
Benefits paid	(65)	(39)	(13)	(6)
Settlements	(10)	—	—	—
Business acquisition(1)	1,342	—	—	—
Other (2)	(2)	(358)	—	—
Foreign currency translation adjustments	25	(44)	—	—
Fair value of plan assets at end of year	2,059	567	—	—

Funded status - underfunded at end of year	$(359)	$(253)	$(187)	$(117)

Accumulated benefit obligation	$2,373	$803	$187	$117

(1)	Relates to the acquisition of Baker Hughes on July 3, 2017.

(2)	Two UK pension plans merged into the GE UK pension plan in 2016.

Amounts recognized in the consolidated balance sheets
The amounts recognized in the consolidated and combined statements of financial position consist of the following at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Noncurrent assets	$46	$—	$—	$—
Current liabilities	(10)	(4)	(24)	(6)
Noncurrent liabilities	(395)	(249)	(163)	(111)
Net amount recognized	$(359)	$(253)	$(187)	$(117)

Accumulated benefit obligations in excess of plan assets
Information for the plans with ABOs in excess of plan assets is as follows at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Projected benefit obligation	$1,692	$820	n/a	n/a
Accumulated benefit obligation	$1,647	$803	$187	$117
Fair value of plan assets	$1,286	$567	n/a	n/a

Schedule of net period costs
The components of net periodic cost (benefit) are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Service cost	$37	$18	$2	$2
Interest cost	51	34	6	5
Expected return on plan assets	(81)	(46)	—	—
Amortization of prior service credit	—	—	(3)	(2)
Amortization of net actuarial loss (gain)	12	14	(2)	—
Curtailment / settlement loss (gain)	(45)	(26)	2	(2)
Net periodic cost (benefit)	$(26)	$(6)	$5	$3

(1)	Primarily associated with two UK plans merging into the GE UK Pension Plan.

(2)
As a result of the acquisition of Baker Hughes, we obtained a non-contributory pension plan (the Baker Hughes Incorporated Pension Plan or BHIPP). During the fourth quarter of 2017, the Compensation Committee of the Board of Directors approved amendments to the BHIPP to close the plan to new participants and freeze accruals of future service-related benefits effective as of December 31, 2017. As a result of these actions, the Company recorded a curtailment gain of $45 million. The curtailment was recorded by the Company during the fourth quarter of 2017 and included in “Other non operating income, net” in our consolidated and combined statement of income (loss).

Weighted average assumptions used to determine benefit obligations
Weighted average assumptions used to determine benefit obligations for these plans are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	2.99%	3.41%	3.32%	4.00%
Rate of compensation increase	3.82%	4.09%	n/a	n/a

Weighted average assumptions used to determine net periodic cost
Weighted average assumptions used to determine net periodic cost for these plans are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	3.24%	3.83%	3.72%	4.25%
Expected long-term return on plan assets	6.26%	6.86%	n/a	n/a

Effect of one-percentage point change in assumed health care cost trend rates
A one percentage point change in assumed health care cost trend rates would have had the following effects on 2017:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost components (in thousands)	$854	$(685)
Effect on postretirement welfare benefit obligation (in thousands)	$15,460	$(12,817)

Accumulated other comprehensive loss
The amount recorded before-tax in accumulated other comprehensive loss related to employee benefit plans consists of the following at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Net actuarial loss (gain)	$117	$14	$(16)	$(14)
Net prior service credit	—	—	(25)	(3)
Total	$117	$14	$(41)	$(17)

Fair values of the assets in U.S. Plan
The table below presents the fair value of the pension assets by asset category at December 31:

	2017	2016
Equity securities
U.S. equity securities (1)	$207	$122
Global equity securities (1)	551	149
Debt securities
Fixed income and cash investment funds	658	49
U.S. corporate	70	53
Other debt securities	55	99
Private equities	107	45
Real estate	44	32
Other investments (2)	367	18
Total plan assets	$2,059	$567

(1)	Include direct investments and investment funds.

(2)	Substantially all represented hedge fund and asset allocation fund investments.

Expected future benefit payments
The following table presents the expected benefit payments over the next 10 years. The U.S. and non-U.S. pension benefit payments are made by the respective pension trust funds.

Year	Pension Benefits	Other Postretirement Benefits
2018	$105	$24
2019	109	22
2020	107	17
2021	111	12
2022	112	10
2023-2027	593	47